OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

January 28, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer AMT-Free New York Municipals (the “Registrant”)

     Reg. No. 2-91683; File No. 811-4054

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 27, 2010.

Sincerely,

/s/Randy Legg

Randy Legg

Vice President and Associate Counsel

303-768-1026

rlegg@oppenheimerfunds.com

cc:     Kramer Levin Naftalis & Frankel LLP

          Gloria LaFond
          Nancy S. Vann